UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GSO Capital Partners LP
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Address:   280 Park Avenue
           --------------------------------------------------
           11th Floor
           --------------------------------------------------
           New York, NY 10017
           --------------------------------------------------

Form 13F File Number:    028-12332
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Fan
           --------------------------------------------------
Title:     Chief Legal Officer / Chief Compliance Officer
           --------------------------------------------------
Phone:     212-503-2184
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ George Fan              New York, NY             5/15/07
       ------------------------   -------------------------------------




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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:       $392,270
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.             Form 13F File Number         Name


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                                                              FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER         VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS   CUSIP    x($1000)  PRN AMT  PRN CALL  DISCRETN MANAGERS    SOLE    SHARED  NONE
  ------------------------------ --------------- --------- -------- --------- --- ----  -------- --------- --------- ------ ------
ALLIANCE IMAGING INC             COM NEW         018606202   2,999    343,500 SH          SOLE               343,500    0      0
BJS WHOLESALE CLUB INC           COM             05548J106  13,228    391,000 SH          SOLE               391,000    0      0
BUILDERS FIRSTSOURCE INC         COM             12008R107   4,901    305,000 SH          SOLE               305,000    0      0
BOWATER INC                      COM             102183100  11,315    475,000 SH          SOLE               475,000    0      0
COMCAST CORP NEW                 CL A            20030N101      45      1,500 SH  PUT     SOLE                 1,500    0      0
COMCAST CORP NEW                 CL A            20030N101     128      1,500 SH  PUT     SOLE                 1,500    0      0
COUNTRYWIDE FINANCIAL CORP       COM             222372104      30      3,000 SH  CALL    SOLE                 3,000    0      0
COUNTRYWIDE FINANCIAL CORP       COM             222372104      26      1,000 SH  CALL    SOLE                 1,000    0      0
COUNTRYWIDE FINANCIAL CORP       COM             222372104     120      3,000 SH  PUT     SOLE                 3,000    0      0
COUNTRYWIDE FINANCIAL CORP       COM             222372104     100      1,000 SH  PUT     SOLE                 1,000    0      0
CHAPARRAL STL CO DEL             COM             159423102   4,334     74,500 SH          SOLE                74,500    0      0
CHARTER COMMUNICATIONS INC D     CL A            16117M107  20,455  7,331,379 SH          SOLE             7,331,379    0      0
COMCAST CORP NEW                 CL A            20030N101     190      2,000 SH  PUT     SOLE                 2,000    0      0
COMCAST CORP NEW                 CL A            20030N101     330      2,000 SH  PUT     SOLE                 2,000    0      0
DAIMLERCHRYSLER AG               ORD             D1668R123  20,043    245,000 SH          SOLE               245,000    0      0
ECHOSTAR COMMUNICATIONS NEW      CL A            278762109   8,221    189,300 SH          SOLE               189,300    0      0
DORAL FINL CORP                  COM             25811P100   1,066    650,000 SH          SOLE               650,000    0      0
DIRECTV GROUP INC                COM             25459l106   4,076    176,700 SH          SOLE               176,700    0      0
BAUER EDDIE HLDGS INC            COM             071625107   4,548    400,000 SH          SOLE               400,000    0      0
ELECTRONIC DATA SYS NEW          COM             285661104  13,563    490,000 SH          SOLE               490,000    0      0
EAGLE ROCK ENERGY PARTNERS L     UNIT 99/99/9999 26985R104  19,304    948,141 SH          SOLE               948,141    0      0
FIRST DATA CORP                  COM             319963104  47,075  1,750,000 SH          SOLE             1,750,000    0      0
FIRST DATA CORP                  COM             319963104     385      3,500 SH  CALL    SOLE                 3,500    0      0
FREMONT GEN CORP                 COM             357288109   2,668    385,000 SH          SOLE               385,000    0      0
FREMONT GEN CORP                 COM             357288109      30        500 SH  CALL    SOLE                   500    0      0
GEOEYE INC                       COM             37250W108     449     25,116 SH          SOLE                25,116    0      0
GOODYEAR TIRE & RUBR CO          COM             382550101  15,626    501,000 SH          SOLE               501,000    0      0
GUITAR CTR MGMT INC              COM             402040109  23,183    513,800 SH          SOLE               513,800    0      0
HARRAHS ENTMT INC                COM             413619107  16,890    200,000 SH          SOLE               200,000    0      0
ISHARES TR                       DJ HOME CONSTN  464288752   3,586    105,000 SH          SOLE               105,000    0      0
KAISER ALUMINUM CORP             COM PAR $0.01   483007704   2,379     30,500 SH          SOLE                30,500    0      0
MIRANT CORP NEW                  COM             60467R100  14,141    349,500 SH          SOLE               349,500    0      0
NAVISTAR INTL CORP NEW           COM             63934E108   8,116    177,400 SH          SOLE               177,400    0      0
MELCO PBL ENTMNT LTD             ADR             585464100      20      1,000 SH  CALL    SOLE                 1,000    0      0
NRG ENERGY INC                   COM NEW         629377508  24,926    346,000 SH          SOLE               346,000    0      0
OWENS CORNING NEW                COM             690742101   3,377    106,000 SH          SOLE               106,000    0      0
ORIENT-EXPRESS HOTELS LTD        CL A            G67743107  15,816    264,400 SH          SOLE               264,400    0      0
PANTRY INC                       COM             698657103  10,310    228,000 SH          SOLE               228,000    0      0
RADIOSHACK CORP                  COM             750438103       8      1,500 SH  PUT     SOLE                 1,500    0      0
RADIOSHACK CORP                  COM             750438103      15      3,000 SH  PUT     SOLE                 3,000    0      0
SPIRIT FIN CORP                  COM             848568309  23,095  1,550,000 SH          SOLE             1,550,000    0      0
SOUTHERN UN CO NEW               COM             844030106  17,374    571,700 SH          SOLE               571,700    0      0
TIME WARNER CABLE INC            CL A            88732J108  33,779    901,484 SH          SOLE               901,484    0      0

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